Annual Total Returns - Franklin Liberty Federal Tax-Free Bond ETF [BarChart] - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Tax-Free Bond ETF - Franklin Liberty Federal Tax-Free Bond ETF
Dec. 17, 2020
Bar Chart Table:
Annual Return 2018	0.21%
Annual Return 2019	8.96%